Property, plant and equipment (Tables)	12 Months Ended
Oct. 31, 2019
Property, plant and equipment [Abstract]
Property, Plant and Equipment
		Freehold land and buildings	Leasehold improvements	Computer equipment	Fixtures and fittings	Total
	Note	$m	$m	$m	$m	$m
Cost
At November 1, 2018		14.3	79.2	103.3	29.1	225.9
Acquisition – Interset Software Inc.	38	-	-	0.2	0.1	0.3
Additions		-	37.7	24.6	3.0	65.3
Disposals		-	(3.6)	(3.0)	-	(6.6)
Reclassification		-	-	19.8	(19.8)	-
Effects of movements in exchange rates		(0.3)	0.2	(0.5)	0.8	0.2
At October 31, 2019		14.0	113.5	144.4	13.2	285.1

Accumulated depreciation
At November 1, 2018		2.2	34.3	36.6	8.5	81.6
Charge for the period		0.3	18.8	46.1	1.3	66.5
Disposals		-	(1.7)	(1.3)	-	(3.0)
Reclassification		-	-	4.6	(4.6)	-
Effects of movements in exchange rates		(0.3)	0.3	(0.9)	0.4	(0.5)
At October 31, 2019		2.2	51.7	85.1	5.6	144.6
Net book amount at October 31, 2019		11.8	61.8	59.3	7.6	140.5
Net book amount at November 1, 2018		12.1	44.9	66.7	20.6	144.3

		Freehold land and buildings	Leasehold improvements	Computer equipment	Fixtures and fittings	Total
	Note	$m	$m	$m	$m	$m
Cost
At May 1, 2017		14.3	27.3	32.6	6.0	80.2

Continuing operations:
Acquisition – HPE Software business	38	-	56.5	79.5	24.1	160.1
Acquisition – COBOL-IT	38	-	-	0.1	-	0.1
Additions		-	10.4	33.3	6.4	50.1
Disposals		-	(7.5)	(27.1)	(4.6)	(39.2)
Effects of movements in exchange rates		-	(3.4)	(8.2)	(2.5)	(14.1)

Discontinued operation:
Additions		-	-	2.0	-	2.0
Disposals		-	-	(0.1)	-	(0.1)
Effects of movements in exchange rates		-	-	0.3	-	0.3
Reclassification to current assets classified as held for sale	37	-	(4.1)	(9.1)	(0.3)	(13.5)
At October 31, 2018		14.3	79.2	103.3	29.1	225.9

Accumulated depreciation
At May 1, 2017		1.8	12.7	22.1	2.7	39.3

Continuing operations:
Charge for the period		0.4	26.3	50.7	11.2	88.6
Disposals		-	(4.0)	(26.9)	(3.7)	(34.6)
Effects of movements in exchange rates		-	(1.3)	(6.4)	(2.9)	(10.6)

Discontinued operation:
Charge for the period		-	2.7	2.6	1.3	6.6
Disposals		-	-	-	-	-
Effects of movements in exchange rates		-	-	0.1	-	0.1
Reclassification to current assets classified as held for sale	37	-	(2.1)	(5.6)	(0.1)	(7.8)
At October 31, 2018		2.2	34.3	36.6	8.5	81.6
Net book amount at October 31, 2018		12.1	44.9	66.7	20.6	144.3
Net book amount at May 1, 2017		12.5	14.6	10.5	3.3	40.9